Collateral and Contractual Commitments for the Acquisition of Property, Plant and Equipment, Loans to Customers and Other - Additional Information (Detail) - USD ($) $ in Millions			12 Months Ended
	Dec. 05, 2025	Jan. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jan. 30, 2026	Dec. 31, 2020
Disclosure of collateral and contractual commitments [line items]
Collateral given for own liabilities			$ 292	$ 240
Cash guarantees for liabilities			144	133
Property collateral given for remaining own liabilities			148	107
Commitments to purchase property plant and equipment			171	257
Other commitments			1,816	1,684
Consideration transferred, acquisition-date fair value					$ 2,900
Sponsorship Agreement Commitments			200
Loan Acquisition Commitments To Associates And Customers			$ 40	$ 57
Put Option [Member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of collateral and contractual commitments [line items]
Proceeds from exercise of options		$ 300
Percentage of shares sold		12.00%
CERVECERIA NACIONAL DOMINICANA S.A. [member]
Disclosure of collateral and contractual commitments [line items]
Percentage of shares hold by ELJ			3.00%
CERVECERIA NACIONAL DOMINICANA S.A. [member] | Ambev [member]
Disclosure of collateral and contractual commitments [line items]
Ownership interest		97.00%		85.00%
Put option		$ 300	$ 210	$ 195
Beatbox beverages [Member]
Disclosure of collateral and contractual commitments [line items]
Percentage Of Ownership Acquired In Business Combination	85.00%
Percentage Of Ownership Need To Be Achieved	100.00%
Consideration transferred, acquisition-date fair value	$ 490
US Based metal container plants [Member]
Disclosure of collateral and contractual commitments [line items]
Percentage Of Ownership Acquired In Business Combination						49.90%
Consideration transferred, acquisition-date fair value						$ 2,900